[JANUS HENDERSON LOGO]
Janus Henderson Global Research Fund
Ticker:	JDWAX	Class A Shares	JWGRX	Class S Shares	JDWNX	Class N Shares	JAWWX	Class T Shares
	JWWCX	Class C Shares	JWWFX	Class I Shares	JDWRX	Class R Shares
Summary Prospectus dated January 28, 2020
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Investment Objective
Janus Henderson Global Research Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 148 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None	None
1	Janus Henderson Global Research Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees(1)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	0.43%	0.18%	0.29%	0.10%	0.04%	0.33%	0.29%
Total Annual Fund Operating Expenses	1.32%	1.82%	1.18%	0.74%	0.68%	1.47%	0.93%

(1)	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 702	$ 969	$ 1,257	$ 2,074
Class C Shares	$ 285	$ 573	$ 985	$ 2,137
Class S Shares	$ 120	$ 375	$ 649	$ 1,432
Class I Shares	$ 76	$ 237	$ 411	$ 918
Class N Shares	$ 69	$ 218	$ 379	$ 847
Class R Shares	$ 150	$ 465	$ 803	$ 1,757
Class T Shares	$ 95	$ 296	$ 515	$ 1,143

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 702	$ 969	$ 1,257	$ 2,074
Class C Shares	$ 185	$ 573	$ 985	$ 2,137
Class S Shares	$ 120	$ 375	$ 649	$ 1,432
Class I Shares	$ 76	$ 237	$ 411	$ 918
Class N Shares	$ 69	$ 218	$ 379	$ 847
Class R Shares	$ 150	$ 465	$ 803	$ 1,757
Class T Shares	$ 95	$ 296	$ 515	$ 1,143

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal investment strategies
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. Because the Fund’s investments in foreign securities are partially based on the composition of the Fund’s benchmark index, the MSCI World Indexsm, the Fund’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the benchmark index. The Fund may also invest in foreign equity securities.
Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Research Carmel Wellso (the “Research Team”), select investments for the Fund that represent the Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using
2	Janus Investment Fund

this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, and (v) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.
Ms. Wellso oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.
The Fund may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, forward currency contracts, and swaps. The Fund may use derivatives to manage the Fund’s equity exposure, to offset risks associated with an investment, currency exposure, or market conditions, to hedge currency exposure relative to the Fund’s benchmark index, and to gain access to markets where direct investment may be restricted or unavailable. The Fund may also hold derivatives, such as warrants, in connection with corporate actions.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks, as noted in the Fund’s Summary Prospectus. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets
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issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in emerging market securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, as noted in the Fund’s Summary Prospectus, but such investments also involve other risks. As of September 30, 2019, approximately 5.4% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Fund invests in companies that the investment personnel believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Mid-Sized Companies Risk.  The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The Fund may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the investment personnel or if the cost of the derivative outweighs the benefit of the hedge.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the
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Fund commenced operations on July 6, 2009. Class R Shares of the Fund commenced operations on March 15, 2013. Class N Shares of the Fund commenced operations on August 4, 2017.
•	The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class N Shares for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class R Shares for periods prior to March 15, 2013, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, Class R Shares of the Fund had been available during periods prior to March 15, 2013, or Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 3rd Quarter 2010 16.68%	Worst Quarter: 3rd Quarter 2011 – 18.51%

5	Janus Henderson Global Research Fund

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Years	10 Years	Since Inception (2/25/05)
Class T Shares
Return Before Taxes	28.78%	8.62%	10.12%	9.20%
Return After Taxes on Distributions	27.35%	7.93%	9.71%	8.67%
Return After Taxes on Distributions and Sale of Fund Shares	18.01%	6.71%	8.31%	7.61%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%
Class A Shares
Return Before Taxes(1)	21.14%	7.13%	9.32%	8.66%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%
Class C Shares
Return Before Taxes(2)	26.68%	7.68%	9.16%	8.28%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%
Class S Shares
Return Before Taxes	28.47%	8.34%	9.83%	8.91%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%
Class I Shares
Return Before Taxes	29.01%	8.80%	10.29%	9.32%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%
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Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Years	10 Years	Since Inception (2/25/05)
Class N Shares
Return Before Taxes	29.09%	8.74%	10.18%	9.24%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%
Class R Shares
Return Before Taxes	28.07%	8.05%	9.59%	8.70%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the MSCI World Index. The Fund also compares its performance to the MSCI All Country World Index. The MSCI World Index is used to calculate the Fund’s performance fee adjustment. The indices are described below.
•	The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
•	The MSCI All Country World Index is an unmanaged, free float-adjusted, market capitalization-weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
7	Janus Henderson Global Research Fund

Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Management:  Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of the Research Team and has done so since December 2014.
Purchase and sale of Fund shares
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, Class R Shares, and Class T Shares
Non-retirement accounts	$ 2,500***
Certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Institutional investors (investing directly with the Fund)	$ 1,000,000
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500****
Institutional investors (investing directly with the Fund)	$ 1,000,000

*	Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
***	Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage platforms that maintain omnibus accounts and charge asset-based service fees may not be subject to this minimum. Please contact your financial intermediary for more information.
****	Investors in certain tax-advantaged accounts or accounts held through certain wrap programs may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class R Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
8	Janus Investment Fund

[JANUS HENDERSON LOGO]
Janus Henderson Global Research Fund
Ticker:	JANWX	Class D Shares*
* Class D Shares are closed to certain new investors.
Summary Prospectus dated January 28, 2020
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Investment Objective
Janus Henderson Global Research Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.64%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.83%

(1)	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 85	$ 265	$ 460	$ 1,025

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
1	Janus Henderson Global Research Fund

Principal investment strategies
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. Because the Fund’s investments in foreign securities are partially based on the composition of the Fund’s benchmark index, the MSCI World Indexsm, the Fund’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the benchmark index. The Fund may also invest in foreign equity securities.
Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Research Carmel Wellso (the “Research Team”), select investments for the Fund that represent the Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, and (v) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.
Ms. Wellso oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.
The Fund may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, forward currency contracts, and swaps. The Fund may use derivatives to manage the Fund’s equity exposure, to offset risks associated with an investment, currency exposure, or market conditions, to hedge currency exposure relative to the Fund’s benchmark index, and to gain access to markets where direct investment may be restricted or unavailable. The Fund may also hold derivatives, such as warrants, in connection with corporate actions.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives,
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but such investments also involve other risks, as noted in the Fund’s Summary Prospectus. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in emerging market securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, as noted in the Fund’s Summary Prospectus, but such investments also involve other risks. As of September 30, 2019, approximately 5.4% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Fund invests in companies that the investment personnel believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Mid-Sized Companies Risk.  The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The Fund may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the investment personnel or if the cost of the derivative outweighs the benefit of the hedge.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
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Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 3rd Quarter 2010 16.67%	Worst Quarter: 3rd Quarter 2011 – 18.49%

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Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Years	10 Years	Since Inception (2/25/05)
Class D Shares
Return Before Taxes	28.90%	8.70%	10.20%	9.25%
Return After Taxes on Distributions	27.45%	8.00%	9.78%	8.72%
Return After Taxes on Distributions and Sale of Fund Shares	18.09%	6.78%	8.38%	7.66%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.93%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	26.60%	8.41%	8.79%	6.84%

The Fund’s primary benchmark index is the MSCI World Index. The Fund also compares its performance to the MSCI All Country World Index. The MSCI World Index is used to calculate the Fund’s performance fee adjustment. The indices are described below.
•	The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
•	The MSCI All Country World Index is an unmanaged, free float-adjusted, market capitalization-weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Management:  Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of the Research Team and has done so since December 2014.
Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$ 100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 100
To add to any existing type of Fund account without an automatic investment program	$ 50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or
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redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund and its related companies pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
6	Janus Investment Fund